Significant Or Pending Acquisitions (Details Narrative) $ / shares in Units, $ in Millions, $ in Millions			12 Months Ended
	Nov. 27, 2022 $ / shares	Feb. 28, 2022 USD ($) $ / shares	Oct. 31, 2022 CAD ($)	Aug. 02, 2022 USD ($) $ / shares
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Consideration transferred, acquisition-date fair value				$ 1,300
Par value per share | $ / shares				$ 39
First Horizon Corporation [Member]
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Consideration transferred, acquisition-date fair value		$ 13,400
Business combination ,share price | $ / shares		$ 25
Increase in Business Combination, share price | $ / shares	$ 0.65
Investment in Preferred Stock		$ 494
Non interest income			$ 1,487
Net interest income related to the basis adjustment amortization			154
Non interest income related to the de-designation of the hedge accounting relationships			$ 121
First Horizon Corporation [Member] | Top of range [member]
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Common Stock Conversion		4.90%